Acquisitions and Disposals of Subsidiaries - Summary of Impact of Acquisitions and Disposals on Consolidated Statements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Business combinations [member]
Non-current assets
Property, plant and equipment	$ 169	$ 286
Intangible assets	417	679
Investments in associates		62
Deferred tax assets		4
Employee benefits		3
Trade and other receivables	1
Current assets
Inventories	9	41
Trade and other receivables	20	28
Cash and cash equivalents	5	45
Assets held for sale	27
Non-current liabilities
Interest-bearing loans and borrowings	(1)	(109)
Employee benefits		(1)
Deferred tax liabilities	(74)	(11)
Trade and other payables	0	0
Current liabilities
Interest-bearing loans and borrowings		(3)
Trade and other payables	(24)	(72)
Net identifiable assets and liabilities	549	952
Non-controlling interest	(114)	(14)
Goodwill on acquisitions and goodwill disposed of	398	803
Prior year payments		(143)
Consideration to be paid	(375)	(365)
Net cash paid on prior years acquisitions	136	34
Consideration paid/(received)	594	1,267
Cash (acquired)/ disposed of	(5)	(45)
Net cash outflow / (inflow)	589	1,222
Current liabilities
Prior year payments		143
Consideration to be paid	375	365
Disposals [Member]
Non-current assets
Property, plant and equipment		(115)
Intangible assets	0	0
Investments in associates	0	0
Deferred tax assets	0	0
Employee benefits	0	0
Trade and other receivables	0	0
Current assets
Inventories		(17)
Trade and other receivables		(4)
Cash and cash equivalents		(75)
Assets held for sale	0	0
Non-current liabilities
Interest-bearing loans and borrowings	0	0
Employee benefits	0	0
Current liabilities
Loss/(gain) on disposal	42	406
Deferred tax liabilities		6
Trade and other payables		10
Current liabilities
Interest-bearing loans and borrowings	0	0
Trade and other payables		41
Net identifiable assets and liabilities		(156)
Non-controlling interest	0	0
Goodwill on acquisitions and goodwill disposed of		(187)
Loss/(gain) on disposal	(42)	(406)
Net cash paid on prior years acquisitions		(5)
Consideration paid/(received)	(42)	(754)
Cash (acquired)/ disposed of		75
Net cash outflow / (inflow)	$ (42)	$ (679)